Stock-Based Compensation (Detail) - Summary of the company recognized stock-based compensation expense related to stock options - Two Thousand And Ten Stock Plan As Amended And Restated [Member] - USD ($)
$ in Thousands
	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Incentive Stock Options And Non Qualified Stock Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	$ 3,974	$ 7,919	$ 9,656	$ 1,737
Incentive Stock Options And Non Qualified Stock Options [Member] | Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	731	1,533	1,805	307
Incentive Stock Options And Non Qualified Stock Options [Member] | Operations [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	729	947	1,217	282
Incentive Stock Options And Non Qualified Stock Options [Member] | Technology And Product Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	988	2,276	2,729	432
Incentive Stock Options And Non Qualified Stock Options [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	1,526	3,163	3,905	716
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	971	1,501	1,812	908
Restricted Stock Units (RSUs) [Member] | Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	181	252	305	164
Restricted Stock Units (RSUs) [Member] | Operations [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	187	313	378	197
Restricted Stock Units (RSUs) [Member] | Technology And Product Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	395	666	800	425
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	$ 208	$ 270	$ 329	$ 122